IFRS 16 'Leases' - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of year	$ 3,410
Additions during year	28
Interest expense during year	124
Exchange differences during year	262
Payments during year	(884)
Balance at end of year	2,940	3,410
Property [Member]
Statement Line Items [Line Items]
Balance at beginning of year	3,104
Additions during year
Interest expense during year	118
Exchange differences during year	242
Payments during year	(678)
Balance at end of year	2,786	3,104
Motor Vehicles [Member]
Statement Line Items [Line Items]
Balance at beginning of year	306
Additions during year	28
Interest expense during year	6
Exchange differences during year	20
Payments during year	(206)
Balance at end of year	$ 154	$ 306